FORM 13F HOLDINGS REPORT

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter ended :  December 31, 2001

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.): 		[      ]  is a restatement.
                                                		[      ]  adds
new holdings entries.



Institutional Investment Manager Filing this Report:

Name:		Arthur E. Hall
Address:	1726 Cedarwood Drive
		Minden, NV  89423

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager

Name:		Arthur E. Hall
Title:		Portfolio Manager
Phone:		775-782-5174
Signature, Place and Date of Signing:

	Arthur E. Hall		Minden, Nevada		December 31, 2001

Report Type		(Check only one.):

[ x ]		13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT

List of Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

							FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:		45

Form 13F Information Table Value Total:		$135901

FORM 13F INFORMATION TABLE

Name of Issuer
Title
of
Class
Cusip
Value
(1,000)
Shares
Investment
Discretion
Managers Voting Authority






Sole
Shared
None
ALLIANCE SEMICON
COM
01877H100
    604
50000
DEFINED 01
X


ALLTEL
COM
020039103
  3087
50000
DEFINED 01
X


ALLTEL
COM
020039103
  2284
37000
DEFINED 01


X
AMERICAN PWR CONV
COM
029066107
    362
25000
DEFINED 01
X


AT&T WIRELESS
COM
00201A106
  1513
105307
DEFINED 01
X


AT&T WIRELESS
COM
00209A106
    719
50000
DEFINED 01


X
AT&T
COM
001957109
    812
44773
DEFINED 01


X
BIG DOG HLDINGS
COM
089128102
    954
300000
DEFINED 01
X


BURLINGTON RES
COM
122014103
  5631
150000
DEFINED 01
X


BURLINGTON RES
COM
122014103
  1877
50000
DEFINED 01


X
CAPITAL AUTOMOTIV
COM
139733109
  6112
310000
DEFINED 01
X


CAPITAL AUTOMOTIV
COM
139733109
    995
50000
DEFINED 01


X
CHINA YUCHAI
COM

    240
250000
DEFINED 01
X


CANNONDALE
COM
137798104
  1081
482700
DEFINED 01
X


CERTEGY
COM
156880106
  2093
61150
DEFINED 01
X


CERTEGY
COM
156880106
    856
25000
DEFINED 01


X
COMCAST
COM
200300200
  1598
44400
DEFINED 01
X


COMCAST
COM
200300200
  1080
30000
DEFINED 01


X
COX COMMUNICAT
COM
224044107
10547
251650
DEFINED 01
X


COX COMMUNICAT
COM
224044107
  3098
73920
DEFINED 01


X
DREYER'S GRAND
COM
261878102
  9628
250000
DEFINED 01
X


EQUIFAX
COM
294429105
  2954
122300
DEFINED 01
X


EQUIFAX
COM
294429105
  1208
50000
DEFINED 01


X
ENRON RESOURCES
COM
293562104
  1850
47300
DEFINED 01
X


FIRST CONSULTING
COM
31986R103
  1174
75000
DEFINED 01
X


FIDELITY NATIONAL
COM
316326107
  2182
88000
DEFINED 01
X


FRESH DEL MONTE
COM

  5358
356000
DEFINED 01
X


FRESH DEL MONTE
COM

  1505
100000
DEFINED 01


X
GEMSTAR
COM
36866W106
    554
20000
DEFINED 01
X


GLACIER WATER
COM
376395109
  1155
144400
DEFINED 01
X


HELLENIC TELECOM
COM
423325307
  1524
200000
DEFINED 01
X


NUEVO GR. IUSACELL
COM
670512100
    259
65231
DEFINED 01
X


MERIDIAN RESOURCES
COM
58977Q109
  3695
950000
DEFINED 01
X


NOVELL
COM
670006105
    368
80200
DEFINED 01
X


NUEVO ENERGY
COM
670509108
    900
60000
DEFINED 01
X


PLAINS ALL AMER
COM
726503105
13572
522500
DEFINED 01
X


PLAINS RESOURCES
COM
726540503
22867
930000
DEFINED 01
X


PLAINS RESOURCES
COM
726540503
  1231
50000
DEFINED 01


X
SCIQUEST
COM
80908Q107
    338
200000
DEFINED 01
X


SOLUTIA
COM
834376105
  3155
225000
DEFINED 01
X


SOLUTIA
COM
834376105
  1402
100000
DEFINED 01


X
SUPERVALU
COM
868536103
  9488
430000
DEFINED 01
X


SUPERVALU
COM
868536103
  2212
100000
DEFINED 01


X
TUBOS DE ACERO
COM
898592506
    760
85000
DEFINED 01
X


TV AZTECA ADR
COM
901145102
   1019
150000
DEFINED 01
X




TOTAL						135901